Income Taxes - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income Taxes Disclosure [Line Items]
Availability of tax holiday	period of ten consecutive years
Undistributed net earnings of foreign operations	₨ 989,554	$ 14,308	₨ 1,572,635	₨ 1,315,335
Income Tax Act 1961 [Member]
Income Taxes Disclosure [Line Items]
Statutory income tax rate	34.61%